Trade receivables - Summary of Trade Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Apr. 01, 2021 INR (₨)
Trade receivables [Line Items]
Trade receivables (refer Note 9), Total	₨ 30,687	$ 373	₨ 45,825	₨ 35,980
Non-current	9,072	110	1,006
Current	21,615	263	44,819
Trade receivables
Trade receivables [Line Items]
Less: impairment allowances for expected credit losses	(1,355)	(16)	(966)
Cost | Trade receivables
Trade receivables [Line Items]
Trade receivables (refer Note 9), Total	₨ 32,042	$ 390	₨ 46,791